Background - Additional Information (Detail)	1 Months Ended
	May 30, 2011 SEPCO Communications Pty Ltd	Mar. 31, 2013 Tata Group	Mar. 31, 2013 Government Of India
Organization and Nature of Operations [Line Items]
Percentage holding by Promoters and its affiliates		50.03%	26.12%
Business combination, step acquisition, percentage of additional ownership acquired	24.50%